Prudential Day One Income Fund
Schedule of Investments (unaudited) as of October 31, 2021
Description	Shares	Value
Long-Term Investments 89.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	506,723	$5,178,713
PGIM Global Real Estate Fund (Class R6)	57,846	1,595,966
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	15,650	324,739
PGIM QMA Commodity Strategies Fund (Class R6)*	124,896	1,601,162
PGIM QMA International Developed Markets Index Fund (Class R6)	108,733	1,601,642
PGIM QMA Large-Cap Core Equity Fund (Class R6)	173,286	3,788,028
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	22,045	322,736
PGIM QMA US Broad Market Index Fund (Class R6)	97,978	2,039,904
PGIM TIPS Fund (Class R6)	695,334	7,426,165
PGIM Total Return Bond Fund (Class R6)	356,153	5,185,584

Total Long-Term Investments (cost $24,885,175)		29,064,639

Short-Term Investment 10.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,273,535)	3,273,535	3,273,535

TOTAL INVESTMENTS 100.0% (cost $28,158,710)(wd)		32,338,174
Liabilities in excess of other assets (0.0)%		(14,933)

Net Assets 100.0%		$32,323,241

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds